MFO-Q3

Quarterly Report
July 31, 2026
MFS®  Income Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.4%
Boeing Co., 6.528%, 5/01/2034	$10,458,000	$11,200,019
Boeing Co., 5.705%, 5/01/2040	24,359,000	24,068,479
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,145,596
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,395,462
Bombardier, Inc., 5.875%, 1/15/2035 (n)	24,330,000	24,076,427
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	31,858,132
TransDigm, Inc., 6.375%, 5/31/2033 (n)	9,000,000	8,997,720
		$115,741,835
Asset-Backed & Securitized – 29.1%
ACORE Issuer LLC, 2026-FL1, “C”, FLR, 5.77% (SOFR - 1mo. + 2.1%), 8/20/2043 (n)	$13,308,000	$13,338,765
ACORE Issuer LLC, 2026-FL1, “D”, FLR, 6.42% (SOFR - 1mo. + 2.75%), 8/20/2043 (n)	19,000,000	19,031,373
ACREC 2021-FL1 Ltd., “D”, FLR, 6.444% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	2,591,000	2,590,066
ACREC 2025-FL3 LLC, “B”, FLR, 5.611% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	5,000,085
ACREC 2025-FL3 LLC, “C”, FLR, 5.961% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,459,797
ACREC 2026-FL5 LLC, “B”, FLR, 5.418% (SOFR - 1mo. + 1.75%), 7/18/2043 (n)	9,908,554	9,915,331
Acres PLC, 2026-FL4, “B”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	20,808,500	20,821,420
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	14,094,595	14,117,283
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.379% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,263,374
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	3,539,275	3,551,642
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	12,499,029	12,457,506
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	11,204,339	11,208,361
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	6,359,054	6,344,845
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	11,260,464	11,136,449
Arbor Realty Commercial Real Estate, 2026-FL1, “C”, FLR, 5.87% (SOFR - 1mo. + 2.2%), 9/20/2043 (n)	19,393,943	19,454,190
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.075% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	1,098,100	1,098,117
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.725% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,083,500	5,083,501
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.925% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	13,183,500	13,183,500
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.625% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,761,627
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 7.375% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,509,286
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.026% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	11,250,000	11,260,534
AREIT 2022-CRE6 Trust, “B”, FLR, 5.471% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,951,999
AREIT 2022-CRE6 Trust, “E”, FLR, 7.021% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,484,258
AREIT 2022-CRE7 LLC, “B”, FLR, 6.923% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,001,812
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.521% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,613,290
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	139,853	140,215
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	5,359,000	5,330,149
Aspire Mortgage Trust, 2026-2, “A1”, 5.325%, 4/26/2066 (n)	15,384,238	15,278,335
Bain Capital Credit CLO Ltd., 2020-3A, “CR3”, 5.502%, 10/23/2034 (n)	10,440,000	10,407,803
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR, 6.852% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	2,300,000	2,253,432
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	27,700,112	27,729,169
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	34,000,000	33,969,740
Bain Capital Credit CLO Ltd., 2022-2A, “CR”, FLR, 5.633% (SOFR - 3mo. + 1.9%), 4/22/2035 (n)	8,250,000	8,260,354
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.31% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,000,650
Bank5, 2026-5YR20, “AS”, 5.336%, 2/15/2059	6,537,223	6,496,218
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	24,368	65,208
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	470,446
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.369%, 12/15/2055	3,226,076	3,333,714
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.297%, 12/15/2058	7,368,421	7,331,331
BDS 2024-FL13 Ltd., “A”, FLR, 5.245% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	11,334,164	11,339,581
BDS 2024-FL13 Ltd., “AS”, FLR, 5.658% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,356,559
BDS 2025-FL 14 Ltd., “C”, FLR, 5.56% (SOFR - 1mo. + 1.8926%), 10/17/2042 (n)	20,000,000	19,937,500
BDS 2025-FL16 Ltd., “B”, FLR, 5.52% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	26,066,885	25,970,281
BDS Ltd., 2026-FL17, “AS”, FLR, 5.219% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	12,948,246	12,951,859
BDS Ltd., 2026-FL17, “C”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	9,553,523	9,553,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	$1,000,000	$947,734
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,694,690
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,292,796
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,557,921
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.593%, 10/15/2058	9,866,814	9,901,866
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.502% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,018,817
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.933% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	19,000,000	18,890,940
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.518% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	19,501,672	19,556,520
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.067% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,536,857
BRSP 2026-FL3 Ltd., “C”, FLR, 5.77% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	14,516,000	14,551,434
BSPRT Issuer Ltd., 2024-FL11, “AS”, 5.771% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,100,242
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	1,632,216	1,653,722
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	10,488,072	10,436,723
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	1,704,220	1,698,233
Business Jet Securities LLC, 2026-1A, “C”, 8.179%, 6/15/2041 (n)	3,685,979	3,692,518
BX Trust, 2025-BCAT, “A”, FLR, 5.056% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	8,389,364	8,405,094
BX Trust, 2025-BCAT, “C”, FLR, 5.576% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	5,306,000	5,325,904
BX Trust, 2025-BCAT, “D”, FLR, 6.326% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	5,921,300	5,952,768
BX Trust, 2026-CLS, “C”, FLR, 6.026% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	3,421,000	3,428,177
BX Trust, 2026-CLS, “D”, FLR, 7.126% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	3,597,000	3,608,249
BX Trust, 2026-CSMO, “A”, FLR, 5.076% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	10,450,000	10,479,391
BX Trust, 2026-ORBT, “D”, FLR, 5.776% (SOFR - 1mo. + 2.1%), 7/15/2043 (n)	7,762,836	7,777,401
BXMT 2021-FL4 Ltd., “B”, FLR, 5.594% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,121,143
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	5,257,000	5,255,489
Cathedral Lake VI Ltd., FLR, 5.66% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	6,214,659	6,217,319
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	7,092,000	7,083,556
CIFC Funding Ltd., 2024-1A, “CR”, FLR, 5.429% (SOFR - 3mo. + 1.7%), 4/18/2037 (n)	11,675,000	11,680,090
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	6,963,367	6,962,246
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	3,978,230	3,985,504
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	10,256,421	10,199,813
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	5,025,708	5,030,946
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,158,859
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,397,422
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,809,375
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,053,626
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	30,112,500	30,461,082
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “AS”, 5.626%, 11/15/2058	13,546,012	13,616,052
Commercial Mortgage Pass-Through Certificates, 2026-5YR20, “A3”, 5.104%, 2/15/2059	4,259,735	4,253,781
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 5/15/2069	6,437,709	6,543,025
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,347,883	2,355,531
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	917,264	9
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “CR2”, FLR, 5.65% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	3,600,000	3,578,368
Dryden Senior Loan Fund CLO Ltd., 2022-104A, “BR”, FLR, 5.392% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,078,457
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.202% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	7,250,000	7,250,152
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.479% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,593,011
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.041% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,006,008
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.332% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,138,000	2,144,579
Dwight 2026-FL2, “B”, FLR, 5.956% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	20,811,500	20,873,529
Dwight 2026-FL2, “B”, FLR, 5.67% (SOFR - 1mo. + 2%), 1/18/2044 (n)	35,503,500	35,527,607
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	900,000	899,606
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,065,000	4,060,448
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,498,173
Empire District Bondco LLC, 4.943%, 1/01/2033	6,494,232	6,475,407
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,434,713	1,444,726
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	4,855,458	4,866,278
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	912,306
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	11,724,036	11,714,071
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.529% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	1,650,000	1,651,990
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	2,740,711	2,749,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.265% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	$3,640,500	$3,679,970
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,000,932
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.229% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	22,888,021	22,292,292
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,349,387
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.429% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	12,960,701
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	16,361,000	16,325,464
ILPT Commercial Mortgage Trust, 2025-LPF2, “C”, 5.829%, 7/13/2042 (n)	8,000,000	7,941,764
Invesco CLO Ltd., 2022-2A, “BR”, FLR, 5.409% (SOFR - 3mo. + 1.68%), 7/20/2035 (n)	18,489,484	18,531,917
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	11,133,097	10,887,632
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,517,360
KREF 2021-FL2 Ltd., “D”, FLR, 5.994% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,829,248
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.521% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	26,501,500	26,500,175
LoanCore 2025-CRE8 Ltd., “C”, FLR, 5.821% (SOFR - 1mo. + 2.14145%), 8/17/2042 (n)	1,312,500	1,303,134
LRECS 2025-CRE1 LLC, “B”, FLR, 5.67% (SOFR - 1mo. + 2%), 8/19/2043 (n)	23,587,830	23,597,430
Man US CLO, 2023-1AR, “BR”, FLR, 5.226% (SOFR - 3mo. + 1.6%), 7/20/2039 (n)	15,000,000	15,002,205
Marble Point CLO XXII Ltd., 2021-2AR, “CR2”, FLR, 5.52% (SOFR - 3mo. + 1.8%), 7/25/2034 (n)(w)	11,846,154	11,846,154
Marble Point CLO, 2021-2A, “CR”, FLR, 5.86% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	11,846,154	11,846,154
MF1 2022-FL8 Ltd., “A”, FLR, 5.018% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	2,973,537	2,973,525
MF1 2022-FL8 Ltd., “D”, FLR, 6.318% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	5,005,362
MF1 2022-FL8 Ltd., “E”, FLR, 6.818% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,474,752
MF1 2022-FL9 LLC, “B”, FLR, 6.818% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,003,808
MF1 2024-FL15 LLC, “B”, FLR, 6.161% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,113,832
MF1 2024-FL15 LLC, “C”, FLR, 6.61% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,407,035
MF1 2024-FL16 LLC, “B”, FLR, 5.812% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,954,790
MF1 2024-FL16 LLC, “C”, FLR, 6.212% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,942,508
MF1 2025-FL17 LLC, “B”, FLR, 5.462% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	15,924,499	15,932,557
MF1 2025-FL17 LLC, “C”, FLR, 5.762% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	23,122,222	23,133,876
MF1 2025-FL19 LLC, “AS”, FLR, 6.011% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	34,783,347	34,868,041
MF1 2025-FL19 LLC, “B”, FLR, 5.661% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	39,130,655	39,252,887
MF1 2025-FL20 LLC, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,009,000	15,055,459
MF1 2025-FL20 LLC, “B”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	7,549,000	7,570,108
MF1 2026-FL21 LLC, “AS”, FLR, 5.22% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	16,865,153	16,871,258
MF1 2026-FL21 LLC, “C”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	18,176,123	18,176,014
MF1 2026-FL22 LLC, “C”, FLR, 5.67% (SOFR - 1mo. + 2%), 11/18/2043 (n)	29,278,735	29,298,264
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.82% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	31,215,564	31,303,495
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	3,401,122	3,346,489
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	6,980,854	6,990,579
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	5,629,689	5,602,958
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	15,475,132	15,362,023
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	16,157,996	15,972,914
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	26,785,856	26,376,027
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	11,737,708	11,603,102
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.508%, 6/25/2071 (n)	19,815,593	19,772,987
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	10,498,942	10,933,350
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,206,611
MTN Commercial Mortgage Trust, 2026-LPFX, 6.058%, 5/15/2043 (n)	2,500,000	2,501,334
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.379% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,664,429
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 5.625% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,521,474
New Residential Mortgage Loan Trust, 2024-NQMI, “A1”, 6.129%, 3/25/2064 (n)	14,540,149	14,569,120
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	8,438,212	8,411,672
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	18,925,141	18,587,636
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	14,613,409	14,462,974
New Residential Mortgage Loan Trust, 2026-NQM7, “A1”, 5.418%, 6/25/2066 (n)	14,155,570	14,080,912
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 4.833%, 2/25/2066 (n)	38,641,517	38,046,681
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.494% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,860,982
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 7/20/2037 (n)	21,470,085	21,469,806
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	2,765,153	2,783,707
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	5,220,174	5,197,688
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	7,373,705	7,374,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	$3,619,459	$3,626,219
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	6,511,447	6,509,695
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	6,650,347	6,637,128
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	5,184,742	5,156,846
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	3,508,868	3,480,396
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	15,092,532	14,934,027
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	10,941,475	10,861,374
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	15,827,071	15,796,342
OBX Trust, 2026-INV4, “AF2”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	26,907,968	26,943,726
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	3,619,284	3,603,181
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.603% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	15,000,000	15,020,880
OZLM Funding Ltd., 2012-2A, “BR4”, FLR, 5.593% (SOFR - 3mo. + 1.75%), 7/30/2037 (n)	14,200,000	14,224,282
OZLM Funding Ltd., 2012-2A, “C1R4”, FLR, 5.843% (SOFR - 3mo. + 2%), 7/30/2037 (n)	9,000,000	9,000,432
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 5.901% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,866,125
Palmer Square Loan Funding 2025-2A Ltd., “D”, FLR, 8.253% (SOFR - 3mo. + 4.5%), 7/15/2033 (n)	1,375,000	1,364,686
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.153% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	12,709,220	12,403,284
PFP III 2024-11 Ltd., “AS”, FLR, 5.858% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,350,462
PFP III 2026-13 Ltd., “B”, FLR, 5.52% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	6,513,500	6,540,456
PLYM Commercial Mortgage Trust, 2026-IND, “C”, FLR, 5.326% (SOFR - 1mo. + 1.65%), 3/15/2043 (n)	5,825,000	5,832,278
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.966% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	10,715,787	10,718,221
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	15,299,336	15,225,354
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.816% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	7,102,945	7,087,187
PMT Loan Trust, 2026-INV1, “A36”, FLR, 4.916% (SOFR - 1mo. + 1.3%), 1/25/2057 (n)	13,987,325	13,940,413
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.766% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	38,210,991	37,915,189
PRM Trust, 2025-PRM6, “C”, 5.175%, 7/05/2033 (n)	3,740,000	3,702,063
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	15,549,525	15,502,338
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	29,949,365	29,819,337
Rockford Tower CLO 2020-1A Ltd., “CRR”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,000,312
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	3,624,459	3,628,126
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)	18,342,328	18,235,170
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.403% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	9,023,162	9,025,409
SHR Trust, 2024-LXRY, “B”, FLR, 6.126% (SOFR - 1mo. + 2.45%), 10/15/2041 (n)	24,740,364	24,786,693
Stellantis Finance U.S., Inc., 4.63%, 7/20/2027 (n)	5,185,648	5,190,438
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,658,375	3,674,655
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	889,875	893,032
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	38,759,780	37,518,634
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	7,990,166	7,950,990
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	22,462,602	22,005,508
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	5,250,000	5,259,831
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	16,724,537	16,753,507
Trinitas CLO Ltd., 2017-6A, “C1R4”, FLR, 5.81% (SOFR - 3mo. + 2%), 1/25/2034 (n)	11,414,634	11,330,531
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.783% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	27,250,000	26,845,937
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,034,551
Venture CLO 43 Ltd., 2021-43A, “CRR”, FLR, 5.503% (SOFR - 3mo. + 1.75%), 4/15/2034 (n)	29,305,532	28,901,086
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	3,506,413	3,513,956
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	2,150,902	2,153,964
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	2,694,072	2,693,395
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	7,468,214	7,381,383
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,788,939	1,791,745
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.315% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,747,821
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.291% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	116,709	116,709
Voya CLO 2016-1A Ltd., “BR”, FLR, 5.791% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,914,895
Voya CLO 2024-1A Ltd., “D1R”, FLR, 6.312% (SOFR - 3mo. + 2.55%), 7/15/2039 (n)	12,218,045	12,217,886
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,417,586
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,480,328
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,477,325
		$2,416,284,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – 0.7%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$7,913,000	$7,916,429
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	22,999,000	23,192,246
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,888,336
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,004,936
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,300,536
Hyundai Capital America, 5.25%, 6/21/2033 (n)	11,062,000	10,878,863
		$60,181,346
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$5,313,000	$5,548,927
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	29,485,000	28,169,928
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	14,272,000	14,245,411
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	16,506,000	16,281,679
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	13,573,000	13,217,175
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	29,337,000	29,897,894
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	52,674,000	49,845,009
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,777,398
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,088,886
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	23,653,993
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	14,670,349
Nomura Holdings, Inc., 5.043%, 6/10/2036	29,000,000	28,111,391
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	27,383,000	27,795,498
		$261,303,538
Building – 1.0%
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	$16,455,000	$16,419,388
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	16,455,000	16,467,846
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	24,048,504
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	24,193,000	24,488,251
		$81,423,989
Business Services – 1.9%
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	$41,471,000	$39,792,676
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	32,368,000	29,369,526
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,254,513
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,320,196
Paychex, Inc., 5.6%, 4/15/2035	29,702,000	29,517,515
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	51,595,000	47,179,392
		$158,433,818
Cable TV – 0.3%
VZ Secured Financing B.V., 5%, 1/15/2032 (n)	$33,183,000	$27,210,164
Chemicals – 0.6%
Chemours Co., 5.75%, 11/15/2028 (n)	$7,552,000	$7,514,519
Chemours Co., 8%, 1/15/2033 (n)	9,940,000	9,784,019
Chemours Co., 7.875%, 3/15/2034 (n)	2,820,000	2,744,135
SCIH Salt Holdings, Inc., 8%, 7/31/2032 (n)(w)	25,725,000	25,530,558
		$45,573,231
Conglomerates – 0.7%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$9,324,000	$9,443,249
Regal Rexnord Corp., 6.3%, 2/15/2030	14,247,000	14,729,306
Regal Rexnord Corp., 6.4%, 4/15/2033	26,527,000	27,661,503
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,523,451
		$59,357,509

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034		$26,397,000	$27,008,507
CBRE Services, Inc., 4.8%, 6/15/2030		9,970,000	9,863,638
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		28,897,000	28,113,761
			$64,985,906
Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$7,003,356
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,523,510
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,325,634
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	9,629,522
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,186,738
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		3,124,000	3,206,719
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		11,500,000	11,937,228
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		16,211,000	16,307,522
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		16,582,000	16,774,102
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)		20,000,000	19,786,633
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		25,878,000	24,902,759
			$119,583,723
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$23,547,000	$23,800,974
Emerging Market Quasi-Sovereign – 0.6%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$11,687,000	$11,990,502
Petroleos Mexicanos, 5.95%, 1/28/2031		11,050,000	10,823,633
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031		10,000,000	10,205,788
Telecommunications Co. (Republic of Serbia), 7.25%, 5/18/2031 (n)		20,623,000	20,383,038
			$53,402,961
Emerging Market Sovereign – 2.4%
Arab Republic of Egypt, 7.3%, 9/30/2033		$19,120,000	$18,704,278
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		14,939,000	14,912,857
Federal Republic of Nigeria, 7.375%, 9/28/2033		16,631,000	17,019,927
Republic of Angola, 8%, 11/26/2029		6,612,000	6,751,820
Republic of Argentina, 5%, 1/09/2038		15,397,000	12,687,128
Republic of Colombia, 6.5%, 1/21/2033		16,091,000	16,099,045
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		18,280,000	19,132,123
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		8,457,000	7,930,452
Republic of Romania, 6.625%, 5/16/2036 (n)		22,360,000	22,491,456
Republic of Serbia, 6%, 6/12/2034 (n)		9,377,000	9,383,925
Republic of South Africa, 7.1%, 11/19/2036		22,180,000	23,242,398
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	9,258,575
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,266,117
United Mexican States, 6.875%, 5/13/2037		13,848,000	14,138,116
			$198,018,217
Energy - Independent – 1.0%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$15,869,000	$16,146,072
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,309,142
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		34,136,000	36,467,728
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		19,035,000	18,804,146
SierraCol Energy Andina LLC/SierraCol Energy, 6%, 6/15/2028 (n)		4,739,000	4,599,152
			$82,326,240
Energy - Integrated – 0.4%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,265,960
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	24,955,686
			$35,221,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment & Leisure – 0.5%
Royal Caribbean Cruises Ltd., 4.75%, 5/15/2033	$14,583,000	$13,961,461
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	23,410,000	23,569,048
		$37,530,509
Food & Beverages – 1.4%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$955,000	$873,276
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)	10,000,000	9,395,481
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 4/01/2033	16,415,000	16,648,438
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	19,843,000	20,047,740
Performance Food Group Co., 6.125%, 9/15/2032 (n)	27,813,000	27,891,572
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	16,000,000	15,412,077
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	18,492,000	17,979,158
Tyson Foods, Inc., 4.95%, 2/20/2036	9,713,000	9,262,908
		$117,510,650
Forest & Paper Products – 0.1%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035	$12,000,000	$11,919,456
Global Systemically Important Banks – 3.8%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$579,000	$573,637
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,289,006
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,969,554
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,475,070
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	19,835,000	19,847,522
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,398,801
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	15,000,000	15,014,520
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,584,400
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,780,420
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	33,948,000	34,275,904
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,881,965
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,942,609
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,064,101
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	12,246,000	12,155,276
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,007,504
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	673,035
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,575,791
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,618,438
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,682,948
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,814,859
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,590,516
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,755,242
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	14,789,034
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,110,758
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,164,974
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,498,014
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,151,177
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,496,694
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,107,076
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	23,491,000	23,363,486
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,607,439
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,383,316
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	5,078,591
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,713,421
		$315,435,098
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$30,757,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.3%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,190,818
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	387,199
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,072,538
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,905,726
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	14,368,000	14,691,266
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,143,051
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	14,612,490
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	9,681,000	9,961,613
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	34,584,272
		$108,548,973
Insurance - Health – 0.5%
Horseshoe Funding Trust I, 6.062%, 2/15/2036 (n)	$42,747,000	$42,602,302
Insurance - Property & Casualty – 2.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$13,000,000	$12,798,280
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,592,431
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	11,952,047
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	14,595,480
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,686,624
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,026,243
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,330,120
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)	23,572,000	23,527,609
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,580,120
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	418,817
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,531,594
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,716,630
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	18,722,000	18,795,866
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,422,078
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,827,015
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,223,729
		$180,024,683
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$26,291,000	$25,681,687
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,674,959
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$20,707,432
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	12,954,956
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,487,555
		$43,149,943
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,225,854
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	5,699,119
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	2,902,052
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,153,995
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	558,692
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	14,554,173
		$32,093,885
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$8,233,790
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	20,499,269
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,098,143
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,500,000	3,496,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$17,883,000	$16,854,061
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	7,156,312
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	25,681,291
Samarco Mineracao S.A., 4% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	13,799,770	13,904,415
		$100,923,440
Midstream – 2.8%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$25,158,225
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,097,680
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	23,891,437
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,275,450
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,711,873
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,614,005
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,012,111
Energy Transfer LP, 5.35%, 1/15/2036	27,836,000	27,197,237
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,871,666
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,130,189
Plains All American Pipeline LP, 5.6%, 1/15/2036	6,094,000	6,002,509
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	13,855,942
Targa Resources Corp., 5.4%, 7/30/2036	22,698,000	22,117,921
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,488,469
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,938,561
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,728,938
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	37,335,000	37,928,851
		$235,021,064
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$3,315	$3,417
Fannie Mae, 3%, 2/25/2033 (i)	100,282	6,738
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	13,442	13,596
Fannie Mae, 6%, 11/01/2034	43,127	44,016
Freddie Mac, 1.106%, 6/25/2030 (i)	31,481,992	1,139,957
Ginnie Mae, 3%, 9/20/2047	63,558	55,739
		$1,263,463
Municipals – 1.4%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$3,975,000	$3,975,298
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,824,319
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	998,126
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	378,215
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,111,937
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	18,465,000	18,647,063
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,370,129
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	3,665,000	3,693,764
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	27,730,000	27,887,060
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	28,795,000	30,020,898
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	7,895,000	7,802,250
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,533,856
Puerto Rico Sales Tax Financing Corp., Restructured Rev., Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,117,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	$12,115,000	$11,802,416
		$117,162,746
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,625,868
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$19,438,913
Non-Global Systemically Important Banks – 2.5%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$9,230,517
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	8,553,000	9,157,039
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,794,839
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,522,189
Capital One Financial Corp., 6.7%, 11/29/2032	22,683,000	24,346,539
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,394,697
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	22,906,233
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,899,699
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,201,944
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,147,402
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,816,602
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,954,406
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,980,893
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	17,942,466
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	14,793,011
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	6,952,893
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	25,693,568
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	18,923,750
		$207,658,687
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$29,162,000	$29,172,824
Real Estate - Retail – 0.8%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$6,674,000	$6,767,066
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,452,515
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,418,518
STORE Capital Corp., REIT, 2.7%, 12/01/2031	13,000,000	11,333,121
STORE Capital LLC, 4.95%, 2/11/2031	10,533,000	10,310,818
		$62,282,038
Real Estate - Storage & Office – 1.2%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$9,264,628
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,859,277
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,928,305
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,122,277
Boston Properties LP, REIT, 5.75%, 1/15/2035	21,600,000	21,441,440
Highwoods Realty LP, 5.35%, 1/15/2033	2,000,000	1,960,531
Vornado Realty LP, 5.75%, 2/01/2033	32,306,000	32,032,354
		$95,608,812
Refining – 0.1%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (a)(n)	$17,983,000	$9,546,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 1.7%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,042,158
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	24,771,368
AutoNation, Inc., 5.89%, 3/15/2035	36,027,000	36,113,876
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	36,332,826	39,003,616
DICK'S Sporting Goods, 3.15%, 1/15/2032	17,118,000	15,478,632
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	23,526,000	23,770,859
		$141,180,509
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 4.8%, 2/15/2036	$17,745,000	$16,399,899
Software – 1.5%
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	$24,341,000	$24,799,677
Oracle Corp., 5.2%, 9/26/2035	9,669,000	8,675,212
Oracle Corp., 5.7%, 2/04/2036	25,826,000	23,908,882
Oracle Corp., 5.95%, 9/26/2055	7,137,000	5,670,626
Salesforce, Inc., 5.2%, 3/15/2033	16,821,000	16,614,350
Salesforce, Inc., 5.55%, 3/15/2036	27,500,000	26,816,083
Salesforce, Inc., 6.4%, 3/15/2046	17,041,000	16,402,766
		$122,887,596
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$19,835,383
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,219,502
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	1,988,366
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,520,251
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	7,881,338
		$36,444,840
Tobacco – 0.8%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,866,919
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,379,821
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,496,775
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	20,463,833
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,775,057
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,067,872
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	15,997,109
		$68,047,386
Transportation & Logistics – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	$889,000	$747,432
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	222,832
Triton International Ltd., 5.15%, 2/15/2033	15,280,000	14,784,928
		$15,755,192
Travel, Gaming, & Lodging – 0.5%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$10,681,000	$10,777,847
Las Vegas Sands Corp., 5.65%, 5/18/2033	19,546,000	19,304,931
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	14,373,000	14,129,243
		$44,212,021
U.S. Treasury Obligations – 23.7%
U.S. Treasury Bonds, 3.875%, 5/15/2043	$11,500,000	$9,769,609
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	127,830,623
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	187,887,926
U.S. Treasury Bonds, 4.5%, 2/15/2044 (f)	253,875,000	232,275,792
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	18,838,059
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,122,820
U.S. Treasury Bonds, 4.75%, 2/15/2045	157,000,000	147,555,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.875%, 8/15/2045	$237,750,000	$226,568,320
U.S. Treasury Bonds, 5%, 5/15/2046	26,900,000	26,021,547
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,404,961
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	92,587,078
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	35,410,932
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	123,641,727
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	43,770,508
U.S. Treasury Bonds, 4.25%, 2/15/2054	168,300,000	142,897,219
U.S. Treasury Bonds, 4.5%, 11/15/2054	152,100,000	134,733,269
U.S. Treasury Bonds, 4.75%, 8/15/2055	27,100,000	25,024,098
U.S. Treasury Notes, 4.125%, 7/31/2028	105,600,000	105,294,751
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	177,340,625
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	67,433,641
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	32,426,367
		$1,969,835,341
Utilities – 1.7%
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)	$16,437,000	$16,461,655
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	34,169,000	37,933,746
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,741,544
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	316,156
Jersey Central Power & Light Co., 5.1%, 1/15/2035	5,768,000	5,637,417
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,102,574
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	796,516
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,205,348
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,221,216
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,930,114
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	16,793,470
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,884,979
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	22,050,000	22,739,892
		$136,764,627
Total Bonds		$8,186,011,839
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	100,423,374	$100,443,459

Other Assets, Less Liabilities – 0.3%		28,819,779
Net Assets – 100.0%		$8,315,275,077

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $100,443,459 and
$8,186,011,839, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,892,640,847, representing 46.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	9,861,772	EUR	8,597,343	State Street Corp.	10/16/2026	$(81,619)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	104	$11,409,125	September – 2026	$136,928
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	5,550	$1,141,132,037	September – 2026	$(3,291,635)
U.S. Treasury Note 5 yr	Long	USD	2,937	311,253,165	September – 2026	(2,064,027)
						$(5,355,662)
At July 31, 2026, the fund had other liquid securities collateral with an aggregate value of $11,175,931 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,969,835,341	$—	$1,969,835,341
Non - U.S. Sovereign Debt	—	255,096,137	—	255,096,137
Municipal Bonds	—	117,162,746	—	117,162,746
U.S. Corporate Bonds	—	2,465,410,950	—	2,465,410,950
Residential Mortgage-Backed Securities	—	574,209,382	—	574,209,382
Commercial Mortgage-Backed Securities	—	373,133,737	—	373,133,737
Asset-Backed Securities (including CDOs)	—	1,470,204,995	—	1,470,204,995
Foreign Bonds	—	960,958,551	—	960,958,551
Investment Companies	100,443,459	—	—	100,443,459
Total	$100,443,459	$8,186,011,839	$—	$8,286,455,298
Other Financial Instruments
Futures Contracts – Assets	$136,928	$—	$—	$136,928
Futures Contracts – Liabilities	(5,355,662)	—	—	(5,355,662)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(81,619)	—	(81,619)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,284,754	$1,607,455,754	$1,618,299,175	$(686)	$2,812	$100,443,459

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,503,140	$—